SCHEDULE OF CAPITAL COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Youlife International Holdings Inc [Member] | Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Property and equipment		$ 30,908